Employee benefits - Analysis of expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Employee benefits
Total employee benefits	€ 11,992	€ 10,026	€ 23,493	€ 21,550
Selling, general and administrative expenses.
Employee benefits
Total employee benefits	8,942	6,326	17,718	13,270
Research and development expenses
Employee benefits
Total employee benefits	€ 3,050	€ 3,700	€ 5,775	€ 8,280